Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Instruments Measured on a Recurring Basis	Fair value hierarchy

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$1,411	$1,411
Earn-in liabilities	—	—	782	782
Warrant liabilities	293	—	168	461
	$293	$—	$2,361	$2,654

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$16,380	$16,380
Earn-in liabilities	—	—	9,079	9,079
Warrant liabilities	3,449	—	1,924	5,373
	$3,449	$—	$27,383	$30,832

Reconciliation for Recurring Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy	Reconciliation for recurring fair value measurements categorized within level 3 of the fair value hierarchy

	Earnout liabilities	Earn-in liabilities	Warrant liabilities	Total
Balance as of January 1, 2023	$24,147	$13,384	$3,380	$40,911
Gains on financial liabilities at FVTPL	(7,767)	(4,305)	(1,456)	(13,528)
Balance as of December 31, 2023	16,380	9,079	1,924	27,383
Gains on financial liabilities at FVTPL	(14,969)	(8,297)	(1,756)	(25,022)
Balance as of December 31, 2024	$1,411	$782	$168	$2,361

Summary of Valuation Techniques and Inputs Applied for Level 3 Fair Value Measurement

Financial Instruments	Valuation Techniques and Key Inputs	Significant Unobservable Inputs	Relationship and Sensitivity of Unobservable Inputs to Fair Value
Warrant liabilities - Public Warrants	Quoted prices in an active market	N/A	N/A
Warrant liabilities - Private Placement Warrants	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2024: 103.2%; December 31, 2023: 63.5%)
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $99 thousand / ($73 thousand) as of December 31, 2024;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $741 thousand / ($765 thousand) as of December 31, 2023

Earnout liabilities	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2024: 104.9%; December 31, 2023: 84.2%)
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $546 thousand / ($484 thousand) as of December 31, 2024;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $2,807 thousand / ($3,307 thousand) as of December 31, 2023

Earn-in liabilities	Monte Carlo simulation: Underlying stock price, volatility and risk-free rate	Volatility (December 31, 2024: 104.9%; December 31, 2023: 84.2%)
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $303 thousand / ($269 thousand) as of December 31, 2024;
10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $1,556 thousand / ($1,833 thousand) as of December 31, 2023

Summary of Financial Asset Instruments	Categories of financial instruments

	As of December 31,
	2024	2023
Financial assets

Financial assets at amortized cost (Note i)	$148,236	$201,050

Financial liabilities

Financial liabilities at FVTPL	2,654	30,832
Financial liabilities at amortized cost (Note ii)	435,983	473,763
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.

Summary of Financial Liabilities Instruments

	As of December 31,
	2024	2023
Earnout liabilities (Note a)	$1,411	$16,380
Earn-in liabilities (Note b)	782	9,079
Warrant liabilities (Note c)	461	5,373
	$2,654	$30,832
Categories of financial instruments

	As of December 31,
	2024	2023
Financial assets

Financial assets at amortized cost (Note i)	$148,236	$201,050

Financial liabilities

Financial liabilities at FVTPL	2,654	30,832
Financial liabilities at amortized cost (Note ii)	435,983	473,763
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.

Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

	For the Year Ended December 31, 2024
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$410,171	$(27,724)	$—	$—	$(20)	$(25,659)	$356,768
Earnout liabilities	16,380	—	—	(14,969)	—	—	1,411
Earn-in liabilities	9,079	—	—	(8,297)	—	—	782
Warrant liabilities	5,373	—	—	(4,912)	—	—	461
Lease liabilities	30,138	(13,270)	—	—	22,466	(2,922)	36,412
Guarantee deposits received	1,215	(178)	—	—	—	(53)	984
Financial liabilities	—	25,000	(414)	—	—	—	24,586
	$472,356	$(16,172)	$(414)	$(28,178)	$22,446	$(28,634)	$421,404

	For the Year Ended December 31, 2023
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$381,174	$27,848	$—	$—	$(20)	$1,169	$410,171
Earnout liabilities	24,147	—	—	(7,767)	—	—	16,380
Earn-in liabilities	13,384	—	—	(4,305)	—	—	9,079
Warrant liabilities	9,418	—	—	(4,045)	—	—	5,373
Lease liabilities	21,473	(12,635)	—	—	21,775	(475)	30,138
Guarantee deposits received	1,251	(62)	—	—	—	26	1,215
	$450,847	$15,151	$—	$(16,117)	$21,755	$720	$472,356

	For the Year Ended December 31, 2022
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$334,317	$82,725	$—	$—	$900	$(36,768)	$381,174
Bonds	100,000	(102,594)	—	—	2,594	—	—
Redeemable preferred shares	107,862	(108,149)	—	287	—	—	—
Earnout liabilities	—	—	134,423	(110,276)	—	—	24,147
Earn-in liabilities	—	—	74,508	(61,124)	—	—	13,384
Warrant liabilities	—	—	44,243	(34,825)	—	—	9,418
Lease liabilities	26,742	(12,886)	—	—	10,102	(2,485)	21,473
Guarantee deposits received	1,027	335	—	—	—	(111)	1,251
	$569,948	$(140,569)	$253,174	$(205,938)	$13,596	$(39,364)	$450,847
*Other changes mainly include interest accruals and payments, new leases and lease modifications.

Sensitivity Analysis for Currency Risk
The following table details the Company’s sensitivity to a 1% increase in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicated a decrease in pre-tax loss or an increase in equity associated with a 1% strengthening of NTD against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on pre-tax loss and equity, and the balances below would be negative.

	For the Year Ended December 31
	2024	2023	2022
Profit or loss	$(78)	$(90)	$(42)
Equity	1,439	2,106	2,350

Summary of Assets and Liabilities Interest Rate Risk	The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	As of December 31,
	2024	2023
Fair value interest rate risk
Financial assets	$80,637	$129,917
Financial liabilities	39,066	60,970
Cash flow interest rate risk
Financial assets	46,765	49,465
Financial liabilities	357,205	410,617

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.

	As of December 31, 2024
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$35,575	$18,386	$670	$—	$—
Lease liabilities	1.20%-11.50%	1,786	3,494	13,900	34,214	1,578
Variable interest rate liabilities	2.23%-3.44%	—	20,741	82,257	254,208	—
		$37,361	$42,621	$96,827	$288,422	$1,578

	As of December 31, 2023
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$38,672	$23,864	$1,017	$8	$31
Lease liabilities	1.20%-3.10%	1,143	2,232	9,508	20,771	204
Variable interest rate liabilities	2.05%-3.26%	6,514	71,356	53,607	279,140	—
		$46,329	$97,452	$64,132	$299,919	$235

Summary of Bank Credit Limit

	As of December 31,
	2024	2023
Bank loans - Syndicated loans (Note a)	$286,944	$309,425
Bank loans - Loans for batteries (Note b)	49,084	85,276
Bank loans - Loans for procurement and operating capital	20,740	15,470
	$356,768	$410,171

Current	103,018	75,590
Non-current	253,750	334,581
	$356,768	$410,171

Interest rates
Bank loans - Syndicated loans	3.39%-3.41%	3.21%-3.26%
Bank loans - Loans for batteries	3.44%	3.25%
Bank loans - Loans for procurement and operating capital	2.23%-2.61%	2.05%-2.30%
Bank loans - Syndicated loans

	As of December 31,
	2024	2023
Syndicated loans	$286,944	$309,425

Current	$33,194	$27,552
Non-current	253,750	281,873
	$286,944	$309,425
Bank loans - Loans for batteries

	As of December 31,
	2024	2023
Loans for batteries	$49,084	$85,276

Current	$49,084	$32,568
Non-current	—	52,708
	$49,084	$85,276
Bank credit limit

	As of December 31,
	2024	2023
Unsecured bank general credit limit
Amount used*	$469,713	$470,496
Amount unused	26,274	53,636
	$495,987	$524,132
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.